Risk Report - Liquidity Risk - Parenthetical Information - Exposure II (Detail: Text Values) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
External funding sources [Abstract]
Total external funding	€ 963.3	€ 938.4
External Funding mainly due [Abstract]
Increase in deposits in Corporate Bank	19.8
Increase in deposits in Private Bank primarily within International Private Bank	3.9
Increase in unsecured wholesale funding	3.0
Increase in Capital Markets and Equity volume	12.0
Thereof Equity	4.3
Thereof Long Term Debt	7.8
Balances decrease in secured funding and shorts	19.9
Thereof DB Prepayment TLTRO	11.0
Thereof Trading Liabilities	4.1
Thereof Repurchase Operations	4.8
Movement in external funding	24.8
Derivatives & settlement balances	296.5	306.8
Add back for netting effect for Margin & Prime Brokerage cash balances (shown on a net basis)	50.4	49.0
Other non-funding liabilities	34.1	30.5
Reconciliation to total balance sheet	€ 1,344.2	1,324.7
sNLP update model change in Investment Bank		43.3
Thereof sNLP restatement		€ 18.0